Commitments and Contingencies (Details Narrative)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Oct. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) ft² $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Mar. 24, 2019 $ / shares shares	Jul. 10, 2018 USD ($)	May 31, 2018 $ / shares shares	Jun. 30, 2017 $ / shares shares
Security deposit								$ 22,100	$ 22,100
Rent expense				$ 24,000	$ 31,000	$ 54,000	$ 61,000
Warrant term		2 years 3 months 19 days		2 years 3 months 19 days		2 years 3 months 19 days		2 years 1 month 6 days
Warrants to purchase common stock | shares		5,852,952		5,852,952		5,852,952		3,483,403
Gain (loss) on settlement of notes payable, net				$ (552,109)	$ (44,951)	$ (1,000,595)	$ (63,788)	$ (1,415,950)	(59,938)
Debt principal amount								$ 0	$ 252,082
Exercise price of options | $ / shares								$ 3.21	$ 4.25
Number of options granted during period | shares								2,180,000
Accrued bonuses								$ 91,000
Convertible Notes [Member]
Debt principal amount								$ 725,788
Debt conversion fair value percentage								58.00%
Consultant [Member]
Warrant term								5 years	5 years				5 years	5 years
Warrants to purchase common stock | shares								75,000	25,000				35,000	20,000
Exercise price per share | $ / shares								$ 2.00	$ 4.00				$ 4.00	$ 4.50
Former Senior VP [Member]
Number of share option forfeited | shares								500,000
Committee And Board of Directors [Member]
Bonus payments									$ 402,500	$ 322,000
Consulting Agreement [Member]
Warrant term											5 years
Warrants to purchase common stock | shares											100,000
Exercise price per share | $ / shares											$ 1.00
Consulting Agreement [Member] | Extension 1 [Member]
Warrant term								5 years
Warrants to purchase common stock | shares								25,000
Consulting Agreement [Member] | Extension 2 [Member]
Warrant term								5 years
Warrants to purchase common stock | shares								10,000
Exercise price per share | $ / shares								$ 4.00
Exchange Agreement[Member]
Warrants to purchase common stock | shares								10,000
Accrued consulting fees								$ 30,000
Common stock and warrants aggregate grant date value								36,300
Gain (loss) on settlement of notes payable, net								6,300
Exchange Agreement[Member] | Consultant [Member]
Accrued consulting fees		$ 46,500		$ 46,500		46,500
Common stock and warrants aggregate grant date value						7,200		42,188
Gain (loss) on settlement of notes payable, net						(29,300)		$ (2,812)
Scientific Advisory Services Agreement [Member]
Options to purchase common stock | shares	100,000							100,000
Option description	The agreements, the Company issued the advisors five-year and ten-year options to purchase up to an aggregate 100,000 shares of the Company's common stock at exercise prices ranging between $1.25 to $1.70 per share.							The agreements, the Company issued the advisors five-year and ten-year options to purchase up to an aggregate 100,000 shares of the Company's common stock at exercise prices ranging between $1.25 to $1.70 per share.
Number of options vested during period | shares	50,000							50,000
Grant date value of vested option	$ 92,100							$ 92,100
Number of options expected to be vested | shares	50,000							50,000
Option excercisable period	5 years							5 years
Number of options granted during period | shares	5,000							5,000
Scientific Advisory Services Agreement [Member] | Disc Committee Chairman [Member]
Options to purchase common stock | shares			75,000
Option expiration term			10 years
Exercise price of options | $ / shares			$ 1.80
Number of options vested during period | shares			25,000
Grant date value of vested option			$ 129,800
Number of options expected to be vested | shares			50,000
Chief Executive Officer Employment Agreement [Member]
Severance costs								$ 300,000
Employment Agreement [Member]
Severance costs								$ 368,750	175,000
Employment Agreement [Member] | Executive VP [Member]
Options to purchase common stock | shares			500,000
Option expiration term			10 years
Exercise price of options | $ / shares			$ 1.42
Number of options vested during period | shares			100,000
Grant date value of vested option			$ 677,200
Number of options expected to be vested | shares			150,000
Employment Agreement [Member] | Executive VP [Member] | Second Anniversary [Member]
Number of options expected to be vested | shares			250,000
Minimum [Member] | Scientific Advisory Services Agreement [Member]
Exercise price of options | $ / shares	$ 1.25							$ 1.25
Maximum [Member] | Scientific Advisory Services Agreement [Member]
Exercise price of options | $ / shares	$ 1.70							$ 1.70
Melville Lease [Member]
Land subject to ground leases | ft²								6,800
Lease expiration term								2020-03
Security deposit								$ 45,900
Payments of rent								12,076	11,724
Received rent payments								12,991	21,237
Rent expense								122,739	115,885
Melville Lease [Member] | Minimum [Member]
Accrued rent								132,600
Rent expense		153,748				132,600
Melville Lease [Member] | Maximum [Member]
Accrued rent								149,260
Rent expense		$ 173,060				$ 149,260
Business Advisory Services [Member]
Consulting expense								$ 180,000	180,000
Business Advisory Services [Member] | Extension 1 [Member]
Warrant term								5 years
Warrants to purchase common stock | shares								30,000
Accrued consulting fees								$ 38,000
Exercise price per share | $ / shares								$ 4.00
Fair value of aggregate of warrant								$ 48,192
Number of shares of common stock issued in exchange of accrued expenses | shares								19,000
Business Advisory Services [Member] | Extension 2 [Member]
Warrant term								2 years
Warrants to purchase common stock | shares								4,750
Exercise price per share | $ / shares								$ 4.00
Consulting Agreement [Member] | Consultant [Member]
Warrant term	5 years
Warrants to purchase common stock | shares	35,000
Exercise price per share | $ / shares	$ 4.00
Debt maturity date, description	Previously expired consulting agreement from May 2018 to December 2018.							The notes mature at dates between January 2019 and April 2019
Convertible notes bear interest rate								10.00%
Debt conversion fair value percentage								65.00%
Debt instrument prepayment premium								25.00%
Warrant purchase for common stock, value	$ 43,106
Consulting Agreement [Member] | Consultant [Member] | Convertible Notes [Member]
Debt principal amount												$ 260,000
Consulting Agreement [Member] | Consultant [Member] | Notes Payable [Member]
Debt principal amount								$ 260,000
Consulting Agreement [Member] | Minimum [Member] | Consultant [Member]
Debt instrument, convertible, conversion price | $ / shares								$ 1.27
Consulting Agreement [Member] | Maximum [Member] | Consultant [Member]
Debt instrument, convertible, conversion price | $ / shares								$ 1.75
Employment Agreements [Member] | 2016 Bonus [Member]
Accrued bonuses								$ 35,000	$ 87,000
Employment Agreements [Member] | 2017 Bonus [Member]
Accrued bonuses								0
Employment Agreements [Member] | 2018 Bonus [Member]
Accrued bonuses								56,000
Employment Agreements [Member] | Chief Executive Officer [Member]
Severance costs								$ 100,000
Employment agreement expires date								Dec. 31, 2019
Accrued bonuses								$ 400,938